Borrowings	6 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings	Borrowings

	December 31, 2024		June 30, 2024
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Promissory Note – EDF	—	6,397	-	5,869
Backstop agreement	-	-	-	6,953
	-	6,397	-	12,822
a)Promissory Note – EDF
On December 19, 2023, Vast Intermediate HoldCo Pty Ltd (HoldCo) issued a Promissory Note to EDF Australia Pacific Pty Ltd (EDF). The key contractual terms of the Promissory Note have been summarised below:
1.The Noteholder is EDF Australia Pacific Pty Ltd.
2.The Promissory Note has a Face Value equivalent to EURO 10,000,000 converted into US$10,831,953 at the USD:EUR exchange rate on Bloomberg on the Closing Date.
3.The Promissory Note will accrue interest at 3% per annum. Interest accrues daily on the daily balance of the Outstanding Principal Amount.
4.The Promissory Note has a term of 5 years from the date of issuance; however the Maturity Date may be extended for a period of 2 years at HoldCo’s option by written notice to EDF. On written notice from HoldCo, EDF must extend.
5.EDF has the right to exchange all or any portion of the outstanding principal amount and interest on the Promissory Note at an exchange rate of US$10.20 per share for a period of 5 years (7 years, if extended) following closing. Any partial exchange cannot be less than US$2,000,000. The exchange is conditional on satisfaction of an exchange condition being, EDF has invested at least US$20,000,000 in the project entity of a CSP Project. The project entity of a CSP Project pertains to the standalone entity incorporated for the purpose of developing the CSP project. EDF can elect an amount up to 75% of its equity contribution to the project entity. The remaining portion is Vast's contribution. A separate Joint Venture agreement will also be entered into for each approved CSP project. This is governed by the ‘Joint Development Agreement’ entered into between Vast Parent and EDF in connection with the ‘Note Purchase Agreement’. Please refer to note 18 - Contingent assets, liabilities & commitment for further discussion on the Joint Development Agreement.
6.New investment clause:
a.If Vast enters into an agreement with certain parties, pursuant to which these parties will pay or contribute funds to Vast, the terms of the agreement in respect to security or priority; duration; or interest rate should not be more favourable than that of the Promissory Note. If the terms are more favourable, then the terms to the agreement will be automatically amended to match such other parties’ terms.
b.If Vast enters into an agreement to raise capital from third party strategic investors through a privately negotiated transaction and any such funds are used to repay the Nabors Backstop then the terms should be no less favourable than the terms of the Promissory Note. If so, the terms of the Promissory Note shall be automatically amended.
As at December 31, 2024, management has evaluated that HoldCo remains in compliance with all covenants, financial (including a prohibition on the declaration or payment of dividends) and non-financial, with respect to the EDF Promissory Note such that non-current classification of the liability is appropriate on the Condensed Statement of Financial Position.
As at December 31, 2024, Vast has evaluated its issuance of the note to determine if the components qualify as derivatives requiring separate recognition in its financial statements. The Company has determined the New investment clause, conversion and interest settlement features at the option of noteholder, to be an ‘embedded derivative’ requiring recognition separate from the borrowings. After the recognition of the embedded derivative, the Company recognises the promissory note at amortised cost, with interest expense recognised on an effective yield basis over the tenure of the note.
The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability, and the change in fair value during the reporting period is recorded in other income (expense) in the consolidated statement of profit or loss. The current or non-current classification of derivative instruments is reassessed at the end of each reporting period.
The embedded derivative as part of such contracts have been tabulated below:

Component	Particulars	December 31, 2024	June 30, 2024

		(In thousands of US Dollars)
Embedded derivative	Promissory Note – EDF	51	561
		51	561
On issuance date, the Embedded derivative liability was recognised for $5.5 million. The Company’s closing share price on the first day of trading, i.e. $11.99 was used, being the closest observable market price to the valuation date. As at December 31, 2024 the valuation of the instrument was measured at $0.1 million, the reduction being predominantly driven by the significant decrease in the Company’s share price during the period since issuance ($1.11 as at December 31, 2024). The conversion option was measured at fair value through profit or loss, driving an unrealised gain of $0.5 million during the period ended December 31, 2024. Refer to volatility and effective interest rate assumptions discussed in note 17 - Financial Instruments – Fair values and financial risk management.

		Six Months Ended December 31,
		2024	2023
Interest expense by applying effective interest rate	Promissory Note – EDF	563	43
		563	43
The average effective interest rate applied during the half-year ended December 31, 2024 is 17.47%.